Pension and Postretirement Benefit Plans and Defined Contribution Plans - Funded Status Recognized in Consolidated Balance Sheets (Details) - USD ($) $ in Millions		Dec. 31, 2016	Dec. 31, 2015
U.S. Qualified Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Noncurrent assets	[1]	$ 0	$ 0
Current liabilities	[2]	(160)	0
Noncurrent liabilities	[3]	(2,830)	(3,292)
Funded status		(2,990)	(3,292)
U.S. Supplemental (Non-Qualified) Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Noncurrent assets	[1]	0	0
Current liabilities	[2]	(152)	(126)
Noncurrent liabilities	[3]	(1,297)	(1,216)
Funded status		(1,450)	(1,343)
International Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Noncurrent assets	[1]	300	572
Current liabilities	[2]	(28)	(25)
Noncurrent liabilities	[3]	(2,279)	(1,801)
Funded status		(2,008)	(1,255)
Postretirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Noncurrent assets	[1]	0	0
Current liabilities	[2]	(30)	(31)
Noncurrent liabilities	[3]	(1,766)	(1,809)
Funded status		$ (1,796)	$ (1,841)

[1]	Included primarily in Other noncurrent assets.
[2]	Included in Accrued compensation and related items.
[3]	Included in Pension benefit obligations, net and Postretirement benefit obligations, net, as appropriate.